Trade Notes and Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Summary of Trade Notes and Accounts Payable

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$14,396	$17,743